Subclassifications of assets, liabilities and equities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of breakdown of advances to suppliers

	December 31,
Description	2021	2020

Advances – local currency	109,677	39,698
Advances – foreign currency	93,702	43,416
	203,379	83,114